Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: January 11, 2023

Payment Date	1/17/2023
Collection Period Start	12/1/2022
Collection Period End	12/31/2022
Interest Period Start	12/15/2022
Interest Period End	1/16/2023

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$—	$—	$—	—	Nov-23
Class A-4 Notes	$81,047,651.02	$81,047,651.02	$—	—	Oct-24
Class B Notes	$18,390,000.00	$18,390,000.00	$—	—	Oct-24
Class C Notes	$12,260,000.00	$12,260,000.00	$—	—	Dec-24
Class D Notes	$12,260,000.00	$12,260,000.00	$—	—	Aug-25
Total Notes	$123,957,651.02	$123,957,651.02	$—

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$128,920,438.02	$117,954,121.66	0.094363
YSOC Amount	$1,898,951.95	$1,689,915.92
Adjusted Pool Balance	$127,021,486.07	$116,264,205.74
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$116,264,205.74
Reserve Account Balance	$3,063,835.05	$—

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$—	2.51000%	30/360	$—
Class A-4 Notes	$81,047,651.02	2.56000%	30/360	$172,901.66
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$123,957,651.02			$278,133.32

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$128,920,438.02	$117,954,121.66
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$127,021,486.07	$116,264,205.74
Number of Receivable Outstanding	22,751	21,998
Weight Average Contract Rate	4.55%	4.57%
Weighted Average Remaining Term (months)	19	18

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$494,013.28
Principal Collections	$10,916,115.39
Liquidation Proceeds	$70,146.72
b. Repurchase Price	$—
c. Optional Purchase Price	$118,212,690.63
d. Reserve Account Excess Amount	$3,063,835.05
Total Available Funds	$132,756,801.07
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$132,756,801.07

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$107,433.70	$107,433.70	$—	$—	$132,649,367.37
Interest - Class A-1 Notes	$—	$—	$—	$—	$132,649,367.37
Interest - Class A-2 Notes	$—	$—	$—	$—	$132,649,367.37
Interest - Class A-3 Notes	$—	$—	$—	$—	$132,649,367.37
Interest - Class A-4 Notes	$172,901.66	$172,901.66	$—	$—	$132,476,465.71
First Allocation of Principal	$—	$—	$—	$—	$132,476,465.71
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$132,434,168.71
Second Allocation of Principal	$—	$—	$—	$—	$132,434,168.71
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$132,403,927.38
Third Allocation of Principal	$—	$—	$—	$—	$132,403,927.38
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$132,371,234.05
Fourth Allocation of Principal	$—	$—	$—	$—	$132,371,234.05
Reserve Account Deposit Amount	$—	$—	$—	$—	$132,371,234.05
Regular Principal Distribution Amount	$123,957,651.02	$123,957,651.02	$—	$—	$8,413,583.03
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$8,413,583.03
Remaining Funds to Certificates	$8,413,583.03	$8,413,583.03	$—	$—	$—
Total	$132,756,801.07	$132,756,801.07	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$1,898,951.95
Increase/(Decrease)	$(209,036.03)
Ending YSOC Amount	$1,689,915.92

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$127,021,486.07	$116,264,205.74
Note Balance	$123,957,651.02	$—
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$116,264,205.74
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$—
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$3,063,835.05
Ending Reserve Account Balance	$—

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	4	$50,200.97
Liquidation Proceeds of Defaulted Receivables[1]	0.06%	79	$70,146.72
Monthly Net Losses (Liquidation Proceeds)			$(19,945.75)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.20)%
Second Preceding Collection Period			(0.17)%
Preceding Collection Period			(0.35)%
Current Collection Period			(0.19)%
Four-Month Average Net Loss Ratio			(0.23)%
Cumulative Net Losses for All Periods			$1,596,587.32
Cumulative Net Loss Ratio			0.13%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.42%	73	$495,842.86
60-89 Days Delinquent	0.16%	25	$189,520.51
90-119 Days Delinquent	0.07%	10	$80,253.18
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.65%	108	$765,616.55

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$10,060.80
Total Repossessed Inventory		2	$19,637.51

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		35	$269,773.69
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.21%
Current Collection Period			0.23%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.09	0.07%	11	0.05%